SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Revenue by Product Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	$ 1,053,019	$ 898,126	$ 808,801
Tape
Disclosure of products and services [line items]
Revenue	672,856	606,302	538,525
Film
Disclosure of products and services [line items]
Revenue	184,743	165,597	152,610
Engineered coated products
Disclosure of products and services [line items]
Revenue	126,973	115,538	106,720
Protective packaging
Disclosure of products and services [line items]
Revenue	57,070	1,375	1,535
Other
Disclosure of products and services [line items]
Revenue	$ 11,377	$ 9,314	$ 9,411